SA Global Index Allocation 90-10 Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SA Global Index Allocation 90-10 Portfolio | Class 3
Prospectus [Line Items]
Annual Return [Percent]	20.04%	11.59%	17.85%	(16.31%)	15.47%	12.16%	23.00%